INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The components of deferred income taxes at September 30, 2014 and December 31, 2013 are as follows:

	September 30, 2014	December 31, 2013
Deferred Tax Asset:
Net Operating Loss	$7,920,000	$3,259,000
Other	631,000	59,000
Total Deferred Tax Asset	8,551,000	3,318,000
Less Valuation Allowance	8,551,000	3,318,000
Net Deferred Income Taxes	$—	$—

The components of deferred income taxes at December 31, 2013 and December 31, 2012 are as follows:

	December 31, 2013	December 31, 2012
Deferred Tax Asset:
Net Operating Loss	$3,259,000	$2,209,000
Other	59,000	73,000
Total Deferred Tax Asset	3,318,000	2,282,000
Less Valuation Allowance	3,318,000	2,282,000
Net Deferred Income Taxes	$—	$—